LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Ifrs Statement [Line Items]
2025	$ 679
2026	566
2027	449
2028	394
2029	374
2030	338
Total lease payments	2,800
Less: imputed interest	(297)
Present value of lease liabilities	2,503
Leasehold [Member]
Ifrs Statement [Line Items]
2025	464
2026	425
2027	396
2028	394
2029	374
2030	338
Total lease payments	2,391
Less: imputed interest	(229)
Present value of lease liabilities	2,162
Motor vehicles [Member]
Ifrs Statement [Line Items]
2025	215
2026	141
2027	53
2028	0
2029	0
2030	0
Total lease payments	409
Less: imputed interest	(68)
Present value of lease liabilities	$ 341